Janus Investment Fund

Janus Henderson Adaptive Risk Managed U.S.	Janus Henderson Growth and Income Fund
Equity Fund	Janus Henderson High-Yield Fund
Janus Henderson Balanced Fund	Janus Henderson International Dividend Fund
Janus Henderson Contrarian Fund	Janus Henderson Low Duration Multi-Sector
Janus Henderson Developed World Bond Fund	Income Fund
Janus Henderson Enterprise Fund	Janus Henderson Mid Cap Value Fund
Janus Henderson European Focus Fund	Janus Henderson Multi-Sector Income Fund
Janus Henderson Flexible Bond Fund	Janus Henderson Overseas Fund
Janus Henderson Forty Fund	Janus Henderson Research Fund
Janus Henderson Global Equity Income Fund	Janus Henderson Short Duration Flexible Bond
Janus Henderson Global Life Sciences Fund	Fund
Janus Henderson Global Real Estate Fund	Janus Henderson Small Cap Value Fund
Janus Henderson Global Research Fund	Janus Henderson Small-Mid Cap Value Fund
Janus Henderson Global Select Fund	Janus Henderson Triton Fund
Janus Henderson Global Sustainable Equity Fund	Janus Henderson U.S. Dividend Income Fund
Janus Henderson Global Technology and Innovation Fund	Janus Henderson Venture Fund

(collectively, the “Funds”)

Supplement dated May 11, 2026

to Currently Effective

Statements of Additional Information

The Board of Trustees (the “Trustees”) of the Funds appointed JPMorgan Chase Bank, National Association to serve as the Custodian of the Funds, replacing BNP Paribas, acting through its New York branch, effective May 11, 2026.

In response to the above change, effective May 11, 2026, the statements of additional information (the “SAIs”) for the Funds are amended as follows:

1.	In the “Custodian, Transfer Agent, and Certain Affiliations” section of the Funds’ SAIs the following paragraph replaces the first paragraph in its entirety:

JPMorgan Chase Bank, National Association (“JPMorgan Chase Bank” or the “Custodian”), 270 Park Avenue, New York NY 10017 is the custodian of the domestic securities and cash of the Funds. JPMorgan Chase Bank is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds’ securities and cash held outside the United States. The Funds’ Trustees have delegated to JPMorgan Chase Bank certain responsibilities for such assets, as permitted by Rule 17f-5. JPMorgan Chase Bank and the foreign subcustodians selected by it hold the Funds’ assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Global Allocation Fund – Conservative

Janus Henderson Global Allocation Fund – Growth

Janus Henderson Global Allocation Fund – Moderate

(collectively, the “Funds”)

Supplement dated May 11, 2026

to Currently Effective

Statement of Additional Information

The Board of Trustees (the “Trustees”) of the Funds appointed JPMorgan Chase Bank, National Association to serve as the Custodian of the Funds, replacing BNP Paribas, acting through its New York branch, effective May 11, 2026.

In response to the above change, effective May 11, 2026, the statement of additional information (the “SAI”) for the Funds is amended as follows:

1.	In the “Custodian, Transfer Agent, and Certain Affiliations” section of the Funds’ SAI the following paragraph replaces the first paragraph in its entirety:

JPMorgan Chase Bank, National Association (“JPMorgan Chase Bank” or the “Custodian”), 270 Park Avenue, New York NY 10017 is the custodian of the domestic securities and cash of the Funds. JPMorgan Chase Bank is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds’ securities and cash held outside the United States. The Funds’ Trustees have delegated to JPMorgan Chase Bank certain responsibilities for such assets, as permitted by Rule 17f-5. JPMorgan Chase Bank and the foreign subcustodians selected by it hold the Funds’ assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Government Money Market Fund

Janus Henderson Money Market Fund

(collectively, the “Funds”)

Supplement dated May 11, 2026

to Currently Effective

Statements of Additional Information

The Board of Trustees (the “Trustees”) of the Funds appointed JPMorgan Chase Bank, National Association to serve as the Custodian of the Funds, replacing BNP Paribas, acting through its New York branch, effective May 11, 2026.

In response to the above change, effective May 11, 2026, the statements of additional information (the “SAIs”) for the Funds are amended as follows:

1.	In the “Custodian, Transfer Agent, and Certain Affiliations” section of the Funds’ SAIs the following paragraph replaces the first paragraph in its entirety:

JPMorgan Chase Bank, National Association (“JPMorgan Chase Bank” or the “Custodian”), 270 Park Avenue, New York NY 10017 is the Fund’s custodian. The custodian holds the Fund’s assets in safekeeping and collects and remits the income thereon, subject to the instructions of the Fund.

Please retain this Supplement with your records.